Convertible Promissory Notes, Net (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Jan. 12, 2026	Sep. 17, 2025	Sep. 15, 2025	Aug. 15, 2025	Aug. 05, 2025
Convertible Promissory Notes, Net [Line Items]
Percentage of outstanding debenture, shares issued			150.00%
Percentage of debenture			100.00%
Fair value of the derivative liabilities	$ 472,750		$ 472,750
Amortization of debt discount	$ 159,813		$ 174,408
Warrant [Member]
Convertible Promissory Notes, Net [Line Items]
Percentage of outstanding debenture, shares issued			150.00%
Warrant Subscription [Member]
Convertible Promissory Notes, Net [Line Items]
Percentage of debenture			100.00%
First Debentures [Member]
Convertible Promissory Notes, Net [Line Items]
Aggregate principal amounts									$ 300,000
Second Debentures [Member]
Convertible Promissory Notes, Net [Line Items]
Aggregate principal amounts								$ 200,000
Third Debentures [Member]
Convertible Promissory Notes, Net [Line Items]
Aggregate principal amounts						$ 200,000
Fourth Debentures [Member] | Forecast [Member]
Convertible Promissory Notes, Net [Line Items]
Aggregate principal amounts					$ 200,000
Notes Payable [Member]
Convertible Promissory Notes, Net [Line Items]
Aggregate principal amounts							$ 400,000
Minimum [Member] | Notes Payable [Member]
Convertible Promissory Notes, Net [Line Items]
Effective interest rates percentage	74.24%		74.24%
Maximum [Member] | Notes Payable [Member]
Convertible Promissory Notes, Net [Line Items]
Effective interest rates percentage	76.57%		76.57%